Marketable Investment Securities and Restricted Cash and Cash Equivalents (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Marketable Investment Securities and Restricted Cash and Cash Equivalents
Schedule of marketable investment securities and restricted cash and cash equivalents

	As of
	March 31,	December 31,
	2013	2012
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$122,542	$124,007
Current marketable investment securities - other	2,674,343	2,145,663
Total current marketable investment securities	2,796,885	2,269,670
Restricted marketable investment securities (1)	64,065	49,044
Total marketable investment securities	2,860,950	2,318,714

Restricted cash and cash equivalents (1)	14,620	72,617

Total marketable investment securities and restricted cash and cash equivalents	$2,875,570	$2,391,331

(1)         Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

	As of December 31,
	2012	2011
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$124,007	$100,075
Current marketable investment securities - other	2,145,663	568,188
Total current marketable investment securities	2,269,670	668,263
Restricted marketable investment securities (1)	49,044	54,507
Total marketable investment securities	2,318,714	722,770

Restricted cash and cash equivalents (1)	72,617	65,137

Total marketable investment securities and restricted cash and cash equivalents	$2,391,331	$787,907

(1)         Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Schedule of unrealized gain (loss) on marketable investment securities

	As of March 31, 2013				As of December 31, 2012
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$122,542	$—	$—	$—	$124,007	$—	$—	$—
Other (including restricted)	2,723,022	8,094	(1,036)	7,058	2,181,064	7,335	(1,144)	6,191
Equity securities:
Other (1)	15,386	2,149	—	2,149	13,643	406	—	406
Total	$2,860,950	$10,243	$(1,036)	$9,207	$2,318,714	$7,741	$(1,144)	$6,597

(1) In connection with certain commercial arrangements that we entered into during the third quarter 2012, among other things, we received shares of common stock from a single issuer for no cash consideration.

.

	As of December 31,
	2012				2011
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$124,007	$—	$—	$—	$100,075	$—	$—	$—
Other (including restricted)	2,181,064	7,335	(1,144)	6,191	622,695	2,625	(4,075)	(1,450)
Equity securities:
Other (1)	13,643	406	—	406	—	—	—	—
Total	$2,318,714	$7,741	$(1,144)	$6,597	$722,770	$2,625	$(4,075)	$(1,450)

(1)  In connection with certain commercial arrangements that we entered into during the third quarter 2012, among other things, we received shares of common stock from a single issuer for no cash consideration.

Schedule of available-for-sale securities in continuous unrealized loss position by length of time and investment category

	As of
	March 31, 2013		December 31, 2012
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$1,213,859	$(734)	$724,739	$(865)
12 months or more	7,337	(302)	29,045	(279)
Total	$1,221,196	$(1,036)	$753,784	$(1,144)

	As of December 31,
	2012		2011
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$724,739	$(865)	$444,705	$(2,970)
12 months or more	29,045	(279)	33,039	(1,105)
Total	$753,784	$(1,144)	$477,744	$(4,075)

Schedule of investments measured at fair value on a recurring basis

	As of
	March 31, 2013				December 31, 2012
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash Equivalents (including restricted)	$2,325,046	$2,597	$2,322,449	$—	$3,014,946	$59,386	$2,955,560	$—

Debt securities:
VRDNs	$122,542	$—	$122,542	$—	$124,007	$—	$124,007	$—
Other (including restricted)	2,723,022	—	2,723,022	—	2,181,064	—	2,181,064	—

Equity securities	15,386	15,386	—	—	13,643	13,643	—	—

Total	$2,860,950	$15,386	$2,845,564	$—	$2,318,714	$13,643	$2,305,071	$—

	As of December 31,
	2012				2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$3,014,946	$59,386	$2,955,560	$—	$162,549	$18,610	$143,939	$—

Debt securities:
VRDNs	$124,007	$—	$124,007	$—	$100,075	$—	$100,075	$—
Other (including restricted)	2,181,064	—	2,181,064	—	622,695	—	622,695	—

Equity securities	13,643	13,643	—	—	—	—	—	—

Total	$2,318,714	$13,643	$2,305,071	$—	$722,770	$—	$722,770	$—